Share capital (Details) shares in Thousands	9 Months Ended
	Sep. 30, 2017 $ / shares shares	Sep. 30, 2017 CAD / shares shares
Warrants Expiring on January 10, 2022 [Member]
Number of share purchase warrants | shares	8,655	8,655
Class of Warrant or Right, Pre Arrangement Exercise Price of Warrants or Rights		CAD 0.65
Class of Warrant or Right, Post Arrangement Exercise Price of Warrants or Rights		CAD 0.55
Expiry date	Jan. 10, 2022
Warrants Expiring on January 12, 2022 [Member]
Number of share purchase warrants | shares	610	610
Class of Warrant or Right, Pre Arrangement Exercise Price of Warrants or Rights		CAD 0.65
Class of Warrant or Right, Post Arrangement Exercise Price of Warrants or Rights | $ / shares	$ 0.55
Expiry date	Jan. 12, 2022